Acquisitions (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Business Combinations [Abstract]
Revenue	$ 1,365,700	$ 2,088,200	$ 59,650,900
Earnings	$ 19,200	$ 389,100	$ (2,087,900)